UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07432

Nuveen Premium Income Municipal Fund 4, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
	January 31, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Alabama – 5.4% (3.4% of Total Investments)
$ 5,150	Alabama 21st Century Authority, Tobacco Settlement Revenue Bonds, Series 2001, 5.750%, 12/01/16	12/11 at 101.00	A–	$ 5,270,510
11,895	Alabama Special Care Facilities Financing Authority, Birmingham, Hospital Revenue Bonds,	5/11 at 100.00	Aaa	11,931,279
	Daughters of Charity National Health System – Providence Hospital and St. Vincent’s Hospital,
	Series 1995, 5.000%, 11/01/25 (ETM) (8)
5,000	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	Aa1	4,553,200
	2006C-2, 5.000%, 11/15/39 (UB)
1,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa2	873,450
	System Inc., Series 2005A, 5.000%, 11/15/30
1,000	Courtland Industrial Development Board, Alabama, Pollution Control Revenue Bonds,	6/15 at 100.00	BBB	932,450
	International Paper Company, Series 2005A, 5.000%, 6/01/25
1,500	Jefferson County, Alabama, Limited Obligation School Warrants, Education Tax Revenue Bonds,	1/14 at 100.00	AA+	1,459,545
	Series 2004A, 5.250%, 1/01/23 – AGM Insured
2,325	Selma Industrial Development Board, Alabama, Gulf Opportunity Zone Revenue Bonds,	5/20 at 100.00	BBB	2,278,268
	International Paper Company Project, Series 2010A, 5.800%, 5/01/34
27,870	Total Alabama			27,298,702
	Alaska – 1.0% (0.6% of Total Investments)
1,665	Alaska Housing Finance Corporation, General Housing Purpose Bonds, Series 2005A,	12/14 at 100.00	AA+	1,602,046
	5.000%, 12/01/30 – FGIC Insured (UB)
3,065	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/26	12/13 at 100.00	A+ (4)	3,439,696
	(Pre-refunded 12/01/13) – NPFG Insured
4,730	Total Alaska			5,041,742
	Arizona – 1.4% (0.9% of Total Investments)
5,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/13 at 100.00	A1	4,445,300
	Project, Series 2003A, 5.000%, 7/01/31 – NPFG Insured
3,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	2,552,670
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
8,000	Total Arizona			6,997,970
	California – 19.6% (12.4% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue	5/20 at 100.00	A–	1,414,890
	Bonds, Channing House, Series 2010, 6.000%, 5/15/30
10,000	Anaheim Public Finance Authority, California, Public Improvement Project Lease Bonds, Series	9/17 at 100.00	A1	7,880,600
	2007A-1, 4.375%, 3/01/37 – FGIC Insured
17,000	California Health Facilities Financing Authority, Health Facility Revenue Bonds, Adventist	3/13 at 100.00	A	14,821,109
	Health System/West, Series 2003A, 5.000%, 3/01/33
5,000	California Health Facilities Financing Authority, Revenue Bonds, Kaiser Permanante System,	4/16 at 100.00	A+	4,326,000
	Series 2006, 5.000%, 4/01/37
2,900	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2007A,	11/16 at 100.00	AA–	2,419,035
	5.000%, 11/15/42 (UB)
2,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance	8/11 at 102.00	A+	1,870,060
	LLC, Series 2001A, 5.550%, 8/01/31
1,400	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB–	1,275,638
	Series 2010A, 6.400%, 8/15/45
1,220	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A2	1,243,168
	2009I-1, 6.375%, 11/01/34
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	3/20 at 100.00	A2	1,433,865
	2010A-1, 5.750%, 3/01/30
19,095	California State, General Obligation Bonds, Series 2005, 5.000%, 6/01/33 – CIFG Insured	6/15 at 100.00	A1	17,161,248
1,000	California State, General Obligation Bonds, Various Purpose Series 2010, 5.500%, 3/01/40	3/20 at 100.00	A1	951,970
1,030	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes	10/19 at 100.00	BBB–	946,725
	of the West, Series 2010, 6.250%, 10/01/39
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire	1/19 at 100.00	N/R	915,075
	Public Schools, Series 2010, 6.000%, 7/01/40
1,000	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	BBB	764,640
	Health System, Series 2005A, 5.000%, 7/01/39
1,685	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	No Opt. Call	AA–	1,313,491
	Option Bond Trust 3175, 13.571%, 11/15/14 (IF)
4,780	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	4,596,066
	1995A, 0.000%, 1/01/14 (ETM)
2,000	Glendale Redevelopment Agency, Central Glendale Redevelopment Project, California, Tax	12/16 at 100.00	A–	1,875,800
	Allocation Bonds, Series 2010, 5.500%, 12/01/24
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	1,125,770
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
3,000	5.750%, 6/01/47	6/17 at 100.00	Baa3	1,969,290
610	5.125%, 6/01/47	6/17 at 100.00	Baa3	359,644
3,190	Hillsborough City School District, San Mateo County, California, General Obligation Bonds,	No Opt. Call	AAA	1,177,110
	Series 2006B, 0.000%, 9/01/27
360	Jurupa Public Financing Authority, California,Superior Lien Revenue Bonds, Series 2010A,	9/20 at 100.00	AA+	321,692
	5.000%, 9/01/33
540	Madera County, California, Certificates of Participation, Children’s Hospital Central	3/20 at 100.00	A	479,844
	California, Series 2010, 5.375%, 3/15/36
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 7.000%, 11/01/34	No Opt. Call	A	2,987,874
3,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	2,931,990
	6.625%, 11/01/29
1,250	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Baa3	1,179,225
	5.250%, 11/01/21
2,000	Ridgecrest Redevelopment Agency, California, Ridgecrest Redevelopment Project Tax Allocation	6/20 at 100.00	A–	1,820,520
	Bonds, Refunding Series 2010, 6.125%, 6/30/37
11,310	San Francisco Bay Area Rapid Transit District, California, Sales Tax Revenue Bonds,	7/16 at 100.00	AA+	9,845,355
	Series 2006A, 4.250%, 7/01/31 – AGM Insured (UB)
670	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	8/19 at 100.00	A–	686,455
	Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Refunding Bonds, Series 1997A:
4,430	0.000%, 1/15/32 – NPFG Insured	No Opt. Call	Baa1	707,250
31,300	0.000%, 1/15/34 – NPFG Insured	No Opt. Call	Baa1	4,194,200
4,000	San Luis Obispo County Financing Authority, California, Revenue Bonds, Nacimiento Water	9/17 at 100.00	AA+	2,606,400
	Project, Tender Option Bond Trust 3030, 17.386%, 9/01/38 – NPFG Insured (IF)
440	Semitrophic Improvement District of Semitrophic Water Storage District, Kern County,	12/19 at 100.00	AA–	404,408
	California, Revenue Bonds, Refunding Series 2009A, 5.000%, 12/01/38
1,335	South Gate Public Financing Authority, California, Water Revenue Refunding Bonds, Series	No Opt. Call	BBB	1,388,680
	1996A, 6.000%, 10/01/12 – FGIC Insured
145,295	Total California			99,395,087
	Colorado – 4.7% (2.9% of Total Investments)
1,250	Adams County School District 1, Mapleton Public Schools, Colorado, General Obligation Bonds,	12/20 at 100.00	Aa2	1,368,075
	Series 2010, 6.250%, 12/01/35 (WI/DD, Settling 2/02/11)
245	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3,	4/11 at 105.00	Aa2	265,957
	6.750%, 10/01/21
1,200	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System	3/19 at 100.00	Aa2	1,175,004
	Revenue Bonds, Series 2009A, 5.000%, 3/01/34
1,000	Concord Metropolitan District, Douglas County, Colorado, General Obligation Bonds, Refunding	12/20 at 100.00	BBB	873,750
	Series 2010, 5.375%, 12/01/40
1,495	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	1,624,303
	(Alternative Minimum Tax)
	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center
	Hotel, Series 2003A:
2,940	5.000%, 12/01/20 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	3,245,760
10,000	5.000%, 12/01/33 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	N/R (4)	11,040,000
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004,	12/14 at 100.00	AA+ (4)	860,239
	5.000%, 12/15/22 (Pre-refunded 12/15/14) – AGM Insured (UB)
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
1,245	6.000%, 1/15/34	7/20 at 100.00	Baa3	1,144,890
2,365	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,138,102
22,495	Total Colorado			23,736,080
	District of Columbia – 1.8% (1.1% of Total Investments)
	District of Columbia, Revenue Bonds, Georgetown University, Series 2001A:
9,670	0.000%, 4/01/26 (Pre-refunded 4/01/11) – NPFG Insured	4/11 at 42.15	BBB (4)	4,071,457
15,235	0.000%, 4/01/30 (Pre-refunded 4/01/11) – NPFG Insured	4/11 at 32.93	BBB (4)	5,011,858
24,905	Total District of Columbia			9,083,315
	Florida – 7.3% (4.6% of Total Investments)
1,250	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter	No Opt. Call	BBB	1,009,550
	Academy, Inc. Project, Series 2010A, 6.000%, 9/01/40
250	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project,	4/19 at 100.00	A–	265,595
	Series 2009B, 7.000%, 4/01/39
5,000	Broward County School Board, Florida, Certificates of Participation, Series 2003, 5.000%,	7/13 at 100.00	Aa3	4,814,050
	7/01/28 – NPFG Insured
5,000	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/13 at 100.00	Aa3	5,209,000
	Series 2003A, 5.250%, 10/01/18 – NPFG Insured (Alternative Minimum Tax)
5,000	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Bonds,	6/11 at 100.00	BB+	5,032,500
	Indiantown Cogeneration LP, Series 1994A, 7.875%, 12/15/25 (Alternative Minimum Tax)
1,380	Miami-Dade County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds,	7/11 at 102.00	AA+	1,405,765
	Sunset Bay Apartments, Series 2000-5A, 5.850%, 7/01/20 – AGM Insured (Alternative Minimum Tax)
2,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2005A,	10/15 at 100.00	A2	1,651,580
	5.000%, 10/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
1,000	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and	8/17 at 100.00	N/R	783,890
	Improvement Development Unit 46B, Series 2007A, 5.350%, 8/01/41
2,000	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	1,707,640
	Gardens, Series 2004A, 5.900%, 5/01/35
5,455	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	4,700,301
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
11,000	Sunrise, Florida, Utility System Revenue Refunding Bonds, Series 1998, 5.000%, 10/01/28 –	10/18 at 100.00	AA–	10,544,490
	AMBAC Insured
39,335	Total Florida			37,124,361
	Georgia – 3.9% (2.5% of Total Investments)
4,400	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 –	No Opt. Call	A1	4,702,368
	FGIC Insured
1,500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2009B, 5.250%, 11/01/34 –	11/19 at 100.00	AA+	1,473,900
	AGM Insured
2,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/20 at 100.00	A–	2,265,875
	Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30
5,405	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 1993B, 5.700%,	No Opt. Call	A1 (4)	6,298,014
	1/01/19 – FGIC Insured (ETM)
6,000	The Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/20 at 100.00	AA+	5,266,860
	Regional Healthcare System, Inc. Project, Series 2010, 5.000%, 8/01/41
19,805	Total Georgia			20,007,017
	Guam – 0.7% (0.4% of Total Investments)
4,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	No Opt. Call	Ba2	3,620,480
	2010, 5.500%, 7/01/30
	Hawaii – 1.0% (0.6% of Total Investments)
1,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/20 at 100.00	A3	874,230
	Obligated Group, Series 2010A, 5.500%, 7/01/40
2,000	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	Aa1	2,205,500
	1993B, 5.000%, 10/01/13
1,580	Honolulu City and County, Hawaii, General Obligation Refunding and Improvement Bonds, Series	No Opt. Call	Aaa	1,747,417
	1993B, 5.000%, 10/01/13 (ETM)
4,580	Total Hawaii			4,827,147
	Idaho – 0.2% (0.1% of Total Investments)
895	Idaho Housing and Finance Association, Single Family Mortgage Revenue Bonds, Series 2009BI,	No Opt. Call	Aa3	891,313
	5.650%, 7/01/26
	Illinois – 20.0% (12.6% of Total Investments)
4,000	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	Aa2	4,322,360
	6.250%, 1/01/15 – NPFG Insured
5,550	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.125%, 1/01/26 – AGM Insured	1/12 at 100.00	AA+	5,202,792
	(Alternative Minimum Tax)
415	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	366,586
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
	Cook County School District 99, Cicero, Illinois, General Obligation School Bonds, Series 1997:
1,455	8.500%, 12/01/13 – FGIC Insured	No Opt. Call	N/R	1,706,526
1,685	8.500%, 12/01/15 – FGIC Insured	No Opt. Call	N/R	2,095,112
3,920	Illinois Development Finance Authority, GNMA Collateralized Mortgage Revenue Bonds, Greek	4/11 at 105.00	Aaa	4,173,663
	American Nursing Home Committee, Series 2000A, 7.600%, 4/20/40
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Series 2010A, 7.750%, 5/15/30	5/20 at 100.00	N/R	473,215
500	Illinois Finance Authority, Revenue Bonds, Admiral at Lake Project, Temps 75 Series 2010D-1,	11/12 at 100.00	N/R	482,285
	7.000%, 5/15/18
1,000	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009, 5.250%, 11/01/39	11/19 at 100.00	AA	911,720
5,220	Illinois Finance Authority, Revenue Bonds, DePaul University, Series 2011A, 5.750%, 10/01/27	4/21 at 100.00	A	5,192,960
	(WI/DD, Settling 2/02/11)
3,000	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa1	2,537,850
	5.625%, 1/01/37
1,500	Illinois Finance Authority, Revenue Bonds, Little Company of Mary Hospital and Health Care	No Opt. Call	A+	1,298,850
	Centers, Series 2010, 5.375%, 8/15/40
2,515	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A,	8/14 at 100.00	N/R (4)	2,848,615
	5.250%, 8/15/34 (Pre-refunded 8/15/14)
3,280	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	3,013,270
	6.000%, 5/15/39
500	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	533,365
1,665	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/19 at 100.00	A2	1,694,903
	Series 2009C, 6.625%, 11/01/39
5,565	Illinois Finance Authority, Revenue Bonds, Sherman Health Systems, Series 2007A,	8/17 at 100.00	BBB	4,664,138
	5.500%, 8/01/37
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
2,000	6.875%, 8/15/38	8/19 at 100.00	BBB	2,064,340
2,000	7.000%, 8/15/44	8/19 at 100.00	BBB	2,067,320
500	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc.,	3/20 at 100.00	AA+	468,760
	Series 2005 Remarketed, 5.250%, 3/01/30 – AGM Insured
3,000	Illinois Finance Authority, Revenue Refunding Bonds, Resurrection Health Care Corporation,	5/19 at 100.00	BBB+	2,918,490
	Series 2009, 6.125%, 5/15/25
1,000	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	Baa3	831,260
	Refunding Series 2007A, 5.250%, 5/01/34
4,000	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	Aa2	3,675,360
	Health System, Series 2003, 5.150%, 2/15/37
3,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Aaa	3,186,060
	5.500%, 5/15/32 (Pre-refunded 5/15/12)
	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,
	Series 2002:
3,000	5.500%, 1/01/22	1/13 at 100.00	Baa1	2,887,920
1,000	5.625%, 1/01/28	1/13 at 100.00	Baa1	903,340
3,930	Illinois Health Facilities Authority, Revenue Refunding Bonds, Lutheran General Health System,	No Opt. Call	Aa2	4,319,856
	Series 1993C, 7.000%, 4/01/14
9,795	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois,	No Opt. Call	AAA	11,250,145
	General Obligation Bonds, Series 2002, 5.250%, 12/01/19 – AGM Insured (UB)
1,245	Mc Henry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General	2/20 at 100.00	Aa3	1,334,590
	Obligation Bonds, Series 2011B, 6.250%, 2/01/21 – AGM Insured
	Mc Henry and Lake Counties Community Consolidated School District 26, Cary, Illinois, General
	Obligation Bonds, Series 2011:
825	6.000%, 2/01/24 – AGM Insured	2/20 at 100.00	Aa3	838,349
1,030	6.000%, 2/01/25 – AGM Insured	2/20 at 100.00	Aa3	1,036,757
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
9,500	0.000%, 6/15/24 – NPFG Insured	6/22 at 101.00	AAA	6,840,380
4,540	5.000%, 12/15/28 – NPFG Insured	6/12 at 101.00	AAA	4,335,700
36,040	0.000%, 6/15/40 – NPFG Insured	No Opt. Call	AAA	4,914,054
	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010:
780	5.250%, 6/01/21	No Opt. Call	A	738,239
2,000	6.250%, 6/01/24	No Opt. Call	A–	2,002,480
2,860	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	Aa3	3,381,349
	Illinois, General Obligation Bonds, Series 1990A, 7.200%, 11/01/20 – AMBAC Insured
134,315	Total Illinois			101,512,959
	Indiana – 5.3% (3.4% of Total Investments)
	Carmel Redevelopment Authority, Indiana, Lease Rent Revenue Bonds, Series 2005:
1,950	0.000%, 2/01/24	No Opt. Call	AA+	964,041
2,705	0.000%, 2/01/25	No Opt. Call	AA+	1,249,791
3,000	Hospital Authority of Delaware County, Indiana, Hospital Revenue Bonds, Cardinal Health	8/16 at 100.00	Baa3	2,468,550
	System, Series 2006, 5.250%, 8/01/36
3,965	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001,	2/11 at 100.00	Baa1	3,964,841
	5.500%, 2/01/26 – NPFG Insured
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For	10/19 at 100.00	BBB–	995,400
	Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39
1,500	Indiana Finance Authority, Hospital Refunding Revenue Bonds, Floyd Memorial Hospital and	3/20 at 100.00	A–	1,356,705
	Health Services Project, Series 2010, 5.125%, 3/01/30
2,280	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AA+	2,549,564
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – AGM Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A:
4,000	5.000%, 6/01/23 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AA+ (4)	4,387,760
6,000	5.000%, 6/01/24 (Pre-refunded 6/01/13) – AGM Insured	6/13 at 100.00	AA+ (4)	6,581,640
2,250	Indianapolis, Indiana, Multifamily Housing Revenue Bonds, GMF-Berkley Commons Apartments,	7/20 at 100.00	A+	2,092,050
	Series 2010A, 6.000%, 7/01/40
420	Marion County Convention and Recreational Facilities Authority, Indiana, Excise Tax Lease	6/11 at 100.00	Baa1	405,422
	Rental Revenue Bonds, Series 1997A, 5.000%, 6/01/27 – NPFG Insured
29,120	Total Indiana			27,015,764
	Iowa – 0.6% (0.4% of Total Investments)
400	Iowa Finance Authority, Health Facilities Revenue Bonds, Iowa Health System, Series 2008A,	8/19 at 100.00	Aa3	396,720
	5.625%, 8/15/37 – AGC Insured
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	842,240
	5.000%, 7/01/20
2,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2,	12/19 at 100.00	A1	1,924,320
	5.500%, 12/01/25
3,400	Total Iowa			3,163,280
	Kansas – 1.1% (0.7% of Total Investments)
2,000	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	No Opt. Call	AA	1,853,240
	Services Corporation, Series 2010A, 5.000%, 1/01/40
600	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park	4/20 at 100.00	BBB	592,098
	Mall Project, Series 2010, 5.900%, 4/01/32
1,750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	BBB+	1,687,630
	5.300%, 6/01/31 – NPFG Insured
2,980	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	BBB	1,582,291
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex
	Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
7,330	Total Kansas			5,715,259
	Kentucky – 0.2% (0.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	Baa2	932,820
	Medical Health System, Series 2010A, 6.000%, 6/01/30
	Louisiana – 5.1% (3.2% of Total Investments)
165	DeSoto Parish, Louisiana, Environmental Improvement Revenue Bonds, International Paper Company	11/14 at 100.00	BBB	156,060
	Project, Series 2004A, 5.000%, 11/01/18 (Alternative Minimum Tax)
1,000	Louisiana Local Government Environment Facilities and Community Development Authority, Revenue	11/20 at 100.00	BBB–	996,090
	Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35
1,750	Louisiana Local Government Environmental Facilities and Community Development Authority, GNMA	6/12 at 105.00	Aaa	1,850,783
	Collateralized Mortgage Revenue Refunding Bonds, Sharlo Apartments, Series 2002A,
	6.500%, 6/20/37
5,150	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	8/15 at 100.00	A+	4,478,955
	Lady Health System, Series 2005A, 5.250%, 8/15/32
3,800	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	3,046,954
	Series 2007A, 5.500%, 5/15/47
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
1,480	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	AA+	1,348,250
15,820	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	13,693,476
170	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660, 15.655%,	5/16 at 100.00	Aa1	78,594
	5/01/34 – FGIC Insured (IF)
29,335	Total Louisiana			25,649,162
	Maine – 0.2% (0.2% of Total Investments)
1,250	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Series 2010A,	7/20 at 100.00	A1	1,166,225
	5.000%, 7/01/40
	Maryland – 1.7% (1.1% of Total Investments)
1,385	Maryland Community Development Administration, Housing Revenue Bonds, Series 1996A,	7/11 at 100.00	Aa2	1,387,050
	5.875%, 7/01/16
2,900	Maryland Community Development Administration, Housing Revenue Bonds, Series 1997A,	7/11 at 100.00	Aa2	2,900,522
	6.000%, 7/01/39 (Alternative Minimum Tax)
50	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A2	50,423
	Series 2004, 5.375%, 8/15/24
2,135	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	Baa1	1,868,232
	Health, Series 2006A, 4.750%, 7/01/36 – NPFG Insured
2,315	Montgomery County Housing Opportunities Commission, Maryland, Multifamily Housing	7/11 at 100.00	Aaa	2,317,500
	Development Bonds, Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)
8,785	Total Maryland			8,523,727
	Massachusetts – 1.7% (1.1% of Total Investments)
2,805	Massachusetts Development Finance Agency, Revenue Bonds, Curry College, Series 2005A, 5.000%,	3/15 at 100.00	BBB	2,362,091
	3/01/35 – ACA Insured
1,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	N/R	798,870
	5.250%, 10/01/26
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BB–	702,230
	Project, Series 2005D, 5.375%, 7/01/35
1,900	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	1,831,714
	University Issue, Series 2009A, 5.750%, 7/01/39
3,465	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A,	2/17 at 100.00	AA+	3,039,117
	4.500%, 8/01/46 – AGM Insured (UB) (8)
10,170	Total Massachusetts			8,734,022
	Michigan – 6.0% (3.8% of Total Investments)
625	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	578,369
	5.000%, 11/01/30
6,000	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	A	5,194,500
	7/01/35 – NPFG Insured
8,915	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 1997A, 5.000%,	7/11 at 100.00	A+	8,237,014
	7/01/27 – NPFG Insured
5,400	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/11 at 100.00	A	4,422,438
	7/01/34 – FGIC Insured
1,500	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, W.A. Foote	6/20 at 100.00	AA+	1,429,830
	Memorial Hospital, Refunding Series 2006B-2, 5.000%, 6/01/27 – AGM Insured
5,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II,	10/13 at 100.00	Aa3	4,632,650
	5.000%, 10/15/29 – NPFG Insured
3,210	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A1	2,968,415
	Refunding Series 2009, 5.750%, 11/15/39
1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series	5/15 at 100.00	AAA	1,141,030
	2005, 5.000%, 5/15/30 (Pre-refunded 5/15/15)
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2006A,	12/16 at 100.00	AA	1,828,120
	5.000%, 12/01/31 (UB)
33,650	Total Michigan			30,432,366
	Minnesota – 1.0% (0.6% of Total Investments)
1,000	Duluth Minnesota Housing & Redevelopment Authority, Lease Revenue Bonds, Duluth Public	11/20 at 100.00	BBB–	813,460
	Schools Academy, Series 2010A, 5.875%, 11/01/40
2,875	Saint Paul Port Authority, Minnesota, Lease Revenue Bonds, Regions Hospital Parking Ramp	8/16 at 100.00	N/R	2,338,324
	Project, Series 2007-1, 5.000%, 8/01/36
2,315	Washington County Housing & Redevelopment Authority, Minnesota, Hospital Facility Revenue	4/11 at 100.00	BB+	2,003,679
	Bonds, Healtheast Project, Series 1998, 5.500%, 11/15/27
6,190	Total Minnesota			5,155,463
	Mississippi – 2.2% (1.4% of Total Investments)
1,000	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/11 at 100.00	BBB	976,820
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
2,975	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	AA	2,987,465
	Healthcare, Series 2004B-1, 5.000%, 9/01/24 (UB)
5,180	Mississippi, General Obligation Refunding Bonds, Series 2002A, 5.500%, 12/01/18	No Opt. Call	AA	6,083,392
1,000	Warren County, Mississippi, Gulf Opportunity Zone Revenue Bonds, International Paper Company	9/18 at 100.00	BBB	1,019,800
	Project, Series 2008A, 6.500%, 9/01/32
10,155	Total Mississippi			11,067,477
	Missouri – 1.1% (0.7% of Total Investments)
1,450	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue	6/17 at 100.00	N/R	1,193,858
	Bonds, Southeast Missouri Hospital Association, Series 2007, 5.000%, 6/01/36
1,000	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior	2/14 at 100.00	N/R	900,530
	Services – Heisinger Project, Series 2004, 5.500%, 2/01/35
1,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri,	10/19 at 100.00	A–	955,330
	Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36
2,450	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series	5/13 at 100.00	AA	2,458,992
	2003, 5.125%, 5/15/24
5,900	Total Missouri			5,508,710
	Nevada – 2.6% (1.7% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinte Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	Aa3	3,965,280
7,000	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AA–	7,051,940
	5.000%, 7/01/23 – AMBAC Insured
5,425	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	No Opt. Call	N/R	513,259
	Monorail Project, First Tier, Series 2000, 0.000%, 1/01/25 – AMBAC Insured
1,700	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A,	6/19 at 100.00	A	1,871,683
	8.000%, 6/15/30
18,125	Total Nevada			13,402,162
	New Jersey – 4.6% (2.9% of Total Investments)
500	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	396,510
	Evergreens Project, Series 2007, 5.625%, 1/01/38
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-
	Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
835	5.750%, 6/01/31	6/20 at 100.00	Baa3	771,882
3,000	5.875%, 6/01/42	6/20 at 100.00	Baa3	2,716,860
880	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	1,028,562
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
300	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	364,716
2,345	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A+ (4)	2,647,951
8,920	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	AAA	9,369,479
	Series 2002, 5.750%, 6/01/32 (Pre-refunded 6/01/12)
3,995	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	AAA	4,530,170
	Series 2003, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
2,710	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	Baa3	1,618,846
	Series 2007-1A, 4.750%, 6/01/34
23,485	Total New Jersey			23,444,976
	New Mexico – 0.3% (0.2% of Total Investments)
1,500	New Mexico Hospital Equipment Loan Council, First Mortgage Revenue Bonds, La Vida LLena	7/20 at 100.00	N/R	1,373,595
	Project, Series 2010A, 6.125%, 7/01/40
	New York – 4.1% (2.6% of Total Investments)
855	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	N/R	655,169
	Schools, Series 2007A, 5.000%, 4/01/32
	Brooklyn Areba Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
1,945	6.000%, 7/15/30	1/20 at 100.00	BBB–	1,894,897
3,065	6.250%, 7/15/40	No Opt. Call	BBB–	2,992,390
4,070	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	3,086,892
	2/15/47 – NPFG Insured
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B,	11/19 at 100.00	AA	959,620
	5.000%, 11/15/34
1,250	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue	12/20 at 100.00	AA+	1,256,575
	Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43
2,500	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/12 at 100.00	AA–	2,622,875
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/18
795	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	755,528
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
6,250	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	No Opt. Call	Baa1	6,578,500
	Terminal LLC, Sixth Series 1997, 6.250%, 12/01/15 – NPFG Insured (Alternative Minimum Tax)
21,730	Total New York			20,802,446
	North Carolina – 2.7% (1.7% of Total Investments)
750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care System Revenue Bonds,	1/17 at 100.00	AA–	691,238
	Carolinas Health Care, Series 2007A, 5.000%, 1/15/31
2,445	North Carolina Infrastructure Finance Corporation, Certificates of Participation, Correctional	2/14 at 100.00	AA+	2,567,446
	Facilities, Series 2004A, 5.000%, 2/01/21
10,000	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	A	10,647,000
	1/01/18 – NPFG Insured
13,195	Total North Carolina			13,905,684
	North Dakota – 0.4% (0.3% of Total Investments)
2,190	City of Fargo, North Dakota, Health System Revenue Bonds, Sanford Series 2011, 6.250%,	11/21 at 100.00	AA–	2,182,182
	11/01/31 (WI/DD, Settling 2/09/11)
	Ohio – 4.0% (2.5% of Total Investments)
5,370	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/17 at 100.00	Baa3	4,048,926
	Bonds, Senior Lien, Series 2007A-2, 5.125%, 6/01/24
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
2,000	5.250%, 11/01/29	11/20 at 100.00	BBB+	1,764,640
3,000	5.750%, 11/01/40	11/20 at 100.00	BBB+	2,687,100
8,065	Cleveland, Ohio, Airport System Revenue Bonds, Series 2001A, 5.000%, 1/01/31 – AGM Insured	4/11 at 100.00	AA+	7,384,072
3,040	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement	7/21 at 100.00	BBB	2,860,701
	Services, Improvement Series 2010A, 5.625%, 7/01/26
700	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	BB	689,311
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
800	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	799,120
	Project, Series 2009E, 5.625%, 10/01/19
22,975	Total Ohio			20,233,870
	Oklahoma – 1.1% (0.7% of Total Investments)
170	Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, Homeownership Loan	3/11 at 100.00	Aaa	170,100
	Program, Series 2000C-2, 6.200%, 9/01/28 (Alternative Minimum Tax)
5,615	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	5,251,597
	System, Series 2006, 5.000%, 12/15/36 (UB)
88	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	77,634
	System, Series 2006, Trust 3500, 8.331%, 6/15/30 (IF)
5,873	Total Oklahoma			5,499,331
	Pennsylvania – 1.6% (1.0% of Total Investments)
500	Bucks County Industrial Development Authority, Pennsylvania, Charter School Revenue Bonds,	3/17 at 100.00	BBB	383,220
	School Lane Charter School, Series 2007A, 5.000%, 3/15/37
1,000	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	971,900
	Ministries Project, Series 2009, 6.125%, 1/01/29
600	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	No Opt. Call	BBB–	553,560
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
5,490	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA+	4,880,995
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	1,416,089
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
9,185	Total Pennsylvania			8,205,764
	Puerto Rico – 3.6% (2.3% of Total Investments)
4,810	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	4,816,878
	2010C, 6.000%, 8/01/39
12,390	Puerto Rico, General Obligation and Public Improvement Refunding Bonds, Series 1997, 6.500%,	No Opt. Call	A3	13,469,168
	7/01/13 – NPFG Insured
17,200	Total Puerto Rico			18,286,046
	Rhode Island – 2.6% (1.6% of Total Investments)
15,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	13,003,349
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 4.1% (2.6% of Total Investments)
4,120	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,	8/14 at 100.00	Baa1	4,175,332
	Series 2004A, 5.250%, 2/15/23 – NPFG Insured
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 1991:
5,000	6.250%, 1/01/21 – FGIC Insured	No Opt. Call	A–	5,749,700
5,750	4.000%, 1/01/23 – NPFG Insured	7/11 at 100.00	A–	5,350,893
5,085	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	No Opt. Call	A–	5,427,882
	1998A, 5.500%, 1/01/13 – NPFG Insured
19,955	Total South Carolina			20,703,807
	South Dakota – 0.3% (0.2% of Total Investments)
1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	1,705,480
	Hospitals, Series 2004A, 5.500%, 11/01/31
	Tennessee – 0.6% (0.4% of Total Investments)
5,075	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	1/17 at 30.07	A	700,908
	Refunding Bonds, Covenant Health, Series 2006, 0.000%, 1/01/41
2,000	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	3/13 at 100.00	N/R	1,718,000
	Wellmont Health System, Refunding Series 2006A, 5.440%, 9/01/32
680	Sullivan County Health Educational and Housing Facilities Board, Tennessee, Revenue Bonds,	9/16 at 100.00	BBB+	576,885
	Wellmont Health System, Series 2006C, 5.250%, 9/01/36
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
108	5.500%, 11/01/37 (5), (6)	11/17 at 100.00	N/R	43,000
125	5.500%, 11/01/46 (5), (6)	11/17 at 100.00	N/R	50,000
7,988	Total Tennessee			3,088,793
	Texas – 20.3% (12.8% of Total Investments)
3,000	Alliance Airport Authority, Texas, Special Facilities Revenue Bonds, American Airlines Inc.,	12/12 at 100.00	CCC+	2,104,770
	Series 2007, 5.250%, 12/01/29 (Alternative Minimum Tax)
5,440	Board of Regents, University of Texas System, Financing System Revenue Bonds, Series 2006F,	2/17 at 100.00	AAA	4,887,622
	4.250%, 8/15/36 (UB)
2,250	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Bonds, Series 2004B, 5.000%,	11/14 at 100.00	AA+	2,052,923
	11/01/27 – AGM Insured (Alternative Minimum Tax)
8,000	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	A+	8,130,080
	Series 2001A, 5.875%, 11/01/19 – NPFG Insured (Alternative Minimum Tax)
6,000	Garland Housing Finance Corporation, Texas, Multifamily Housing Revenue Bonds, Legacy Pointe	12/11 at 101.00	N/R	5,875,260
	Apartments, Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)
7,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	6,719,090
	TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured
28,305	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	8,485,556
	Project, Series 2001B, 0.000%, 9/01/28 – AMBAC Insured
7,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	No Opt. Call	AA+ (4)	8,396,925
	5.750%, 12/01/32 – AGM Insured (ETM)
33,505	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 25.08	AAA	6,586,078
	Bonds, Series 2006, 0.000%, 8/15/39
	Mt. Pleasant Independent School District, Titus County, Texas, General Obligation Refunding
	Bonds, Series 2001:
3,025	5.000%, 2/15/26 (Pre-refunded 8/15/11)	8/11 at 100.00	Aaa	3,101,502
700	5.125%, 2/15/31 (Pre-refunded 8/15/11)	8/11 at 100.00	Aaa	718,130
2,300	5.125%, 2/15/31 (Pre-refunded 8/15/11)	8/11 at 100.00	Aaa	2,359,708
1,100	North Texas Tollway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	AA+	1,100,561
	5.750%, 1/01/40 – AGC Insured
2,500	North Texas Tollway Authority, Second Tier System Revenue Refunding Bonds, Series 2008F,	1/18 at 100.00	A3	2,334,925
	5.750%, 1/01/38
1,100	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A2	1,106,061
6,000	Raven Hills Higher Education Corporation, Texas, Student Housing Revenue Bonds, Angelo State	8/12 at 100.00	N/R (4)	6,365,880
	University – Texan Hall LLC, Series 2002A, 5.000%, 8/01/25 (Pre-refunded 8/01/12) –
	NPFG Insured
3,410	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/12 at 100.00	AAA	3,876,249
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/12)
1,800	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,	10/12 at 100.00	BBB	1,817,172
	Series 2002A, 5.750%, 10/01/21 – RAAI Insured
5,200	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	4,855,344
	Texas Health Resources, Series 2007, 5.000%, 2/15/36 (UB)
250	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	183,740
	Texas Health Resources, Series 2008, Trust 1031, 17.076%, 2/15/30 (IF)
2,890	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	A1	2,672,470
	Bonds, Scott & White HealthCare Project, Series 2010, 5.500%, 8/15/45
1,505	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior	No Opt. Call	A	1,553,958
	Lien Series 2008D, 6.250%, 12/15/26
1,620	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE	12/19 at 100.00	Baa2	1,622,543
	Mobility Partners LLC North Tarrant Express Managed Lanes Project, Series 2009,
	6.875%, 12/31/39
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ
	Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
2,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	2,027,320
500	7.000%, 6/30/40	6/20 at 100.00	Baa3	505,100
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Idea Public	8/17 at 100.00	BBB	781,160
	School Project, Series 2007A, 5.000%, 8/15/37 – ACA Insured
3,395	Texas State, General Obligation Bonds, Series 2008, Trust 3213, 13.568%, 4/01/28 (IF)	4/17 at 100.00	Aaa	4,094,404
8,500	Travis County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	5/11 at 100.00	Aaa	8,650,195
	Daughters of Charity National Health System, Series 1993B, 6.000%, 11/15/22 (ETM)
149,795	Total Texas			102,964,726
	Utah – 2.6% (1.6% of Total Investments)
4,845	Bountiful, Davis County, Utah, Hospital Revenue Refunding Bonds, South Davis Community	6/11 at 100.00	N/R	4,440,200
	Hospital Project, Series 1998, 5.750%, 12/15/18
4,755	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Series 1996A, 6.150%,	7/11 at 100.00	Aa3 (4)	4,986,664
	7/01/14 (ETM)
400	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2000G, 5.875%, 7/01/27	7/11 at 100.00	AA	406,644
	(Alternative Minimum Tax)
	Utah Housing Finance Agency, Single Family Mortgage Bonds, Series 2001C:
770	5.500%, 1/01/18 (Alternative Minimum Tax)	7/11 at 100.00	AA–	782,913
380	5.650%, 1/01/21 (Alternative Minimum Tax)	7/11 at 100.00	Aaa	380,186
810	Utah State Charter School Finance Authority, Charter School Revenue Bonds, North Davis	7/20 at 100.00	BBB–	704,489
	Preparatory Academy, Series 2010, 6.375%, 7/15/40
1,555	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Paradigm High	7/20 at 100.00	BBB–	1,336,165
	School, Series 2010A, 6.375%, 7/15/40
13,515	Total Utah			13,037,261
	Virgin Islands – 0.5% (0.3% of Total Investments)
250	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/19 at 100.00	Baa3	246,943
	Lien Series 2009A, 6.000%, 10/01/39
2,480	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project,	10/19 at 100.00	BBB	2,489,523
	Series 2009A, 6.750%, 10/01/37
2,730	Total Virgin Islands			2,736,466
	Virginia – 1.6% (1.0% of Total Investments)
8,190	Hampton, Virginia, Revenue Bonds, Convention Center Project, Series 2002, 5.000%, 1/15/35 –	1/13 at 100.00	Aa3	7,700,074
	AMBAC Insured
1,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	Baa3	572,920
	Series 2007B1, 5.000%, 6/01/47
9,190	Total Virginia			8,272,994
	Washington – 3.3% (2.1% of Total Investments)
220	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	Aa3 (4)	249,315
	Development, Series 2005A, 5.000%, 1/01/34 (Pre-refunded 1/01/15) – FGIC Insured
5,780	Grant County Public Utility District 2, Washington, Revenue Bonds, Wanapum Hydroelectric	1/15 at 100.00	AA–	5,430,888
	Development, Series 2005A, 5.000%, 1/01/34 – FGIC Insured
1,500	Snohomish County School District 6, Mukilteo, Washington, Unlimited Tax General Obligation and	No Opt. Call	Aa2	1,623,975
	Refunding Bonds, Series 1993, 5.700%, 12/01/12 – FGIC Insured
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	7/19 at 100.00	A	1,968,760
	Research Center, Series 2009A, 6.000%, 1/01/33
1,000	Washington State Health Care Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	N/R	843,430
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	1,519,780
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32
1,460	Washington State Health Care Facilities Authority, Revenue Bonds, Virginia Mason Medical	8/17 at 100.00	BBB	1,315,562
	Center, Series 2007B, 5.750%, 8/15/37 – ACA Insured
3,855	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	3,881,600
	Series 2002, 6.500%, 6/01/26
17,815	Total Washington			16,833,310
	West Virginia – 0.4% (0.2% of Total Investments)
1,950	West Virginia Hospital Finance Authority , Hospital Revenue Bonds, Charleston Area Medical	9/19 at 100.00	A2	1,828,457
	Center, Series 2009A, 5.625%, 9/01/32
	Wisconsin – 3.7% (2.3% of Total Investments)
815	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc.,	2/19 at 100.00	A3	764,576
	Series 2009, 5.875%, 2/15/39
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System,	4/20 at 100.00	N/R	859,400
	Inc., Series 2010B, 5.000%, 4/01/30
7,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Healthcare	2/12 at 101.00	A+	6,434,929
	Inc., Series 2002A, 5.250%, 2/15/32 – NPFG Insured
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
5,000	5.250%, 8/15/21	8/16 at 100.00	BBB+	4,815,800
1,000	5.250%, 8/15/34	8/16 at 100.00	BBB+	847,140
5,000	Wisconsin State, General Obligation Bonds, Series 2006, 4.750%, 5/01/25 – FGIC Insured (UB)	5/16 at 100.00	AA	5,036,150
19,965	Total Wisconsin			18,757,995
	Wyoming – 0.4% (0.2% of Total Investments)
1,720	Sweetwater County, Wyoming, Pollution Control Revenue Refunding Bonds, Idaho Power Company	8/19 at 100.00	A2	1,747,191
	Project, Series 2006, 5.250%, 7/15/26 (Mandatory put 8/21/19)
$ 979,341	Total Investments (cost $838,453,867) – 158.6%			804,616,333
	Floating Rate Obligations – (11.8)%			(59,703,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (51.7)% (7)			(262,200,000)
	Other Assets Less Liabilities – 4.9%			24,534,408
	Net Assets Applicable to Common Shares – 100%			$ 507,247,741

Fair Value Measurements

In determining the fair value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of January 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$804,523,333	$93,000	$804,616,333

Level 3
Municipal Bonds
Balance at the beginning of period	$96,798
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	(3,798)
Purchases at cost	—
Sales at proceeds	—
Net discounts (premiums)	—
Transfers in to	—
Transfers out of	—
Balance at the end of period	$93,000

During the period ended January 31, 2011, the Fund recognized no significant transfers to/from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At January 31, 2011, the cost of investments was $779,774,495.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2011, were as follows:

Gross unrealized:
Appreciation	$19,136,397
Depreciation	(53,935,428)
Net unrealized appreciation (depreciation) of investments	$(34,799,031)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.
(6)	The Fund’s Adviser has concluded this issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.6%.
(8)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premium Income Municipal Fund 4, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 1, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 1, 2011